Taxation (Tables)	12 Months Ended
Oct. 31, 2019
Taxation [Abstract]
Income Tax
	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Current tax
Current period	163.9	245.8	33.9
Adjustments to tax in respect of previous periods	(35.3)	(14.7)	1.7
	128.6	231.1	35.6
Deferred tax
Origination and reversal of temporary differences	(139.7)	26.4	(22.4)
Adjustments to tax in respect of previous periods	24.5	1.2	(4.4)
Previously unrecognized temporary differences	(29.4)	-	-
Impact of change in tax rates	-	(931.8)	(1.3)
	(144.6)	(904.2)	(28.1)

Total tax (credit)/expense	(16.0)	(673.1)	7.5

Reconciliation of Income Tax Provision
The tax charge for the 12 months ended October 31, 2019 is higher than the standard rate of corporation tax in the UK of 19.00% (18 months ended October 31, 2018: 19.00%; 12 months ended April 30, 2017: 19.92%). The differences are explained below:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
(Loss)/profit before taxation	(34.1)	34.1	131.6

Tax at UK corporation tax rate 19.00% (2018: 19.00%; 2017: 19.92%)	(6.5)	6.5	26.0
Effects of:
Tax rates other than the UK standard rate	(4.4)	17.8	0.6
Intra-Group financing	(42.8)	(52.5)	(15.7)
Interest restrictions	-	31.8	-
Innovation tax credit benefits	(13.5)	(21.4)	(9.8)
US foreign inclusion income	43.7	39.0	0.4
US transition tax	-	238.3	-
Share options	7.1	10.2	-
Movement in deferred tax not recognized	14.4	7.3	0.2
Previously unrecognized temporary differences	(29.4)	-	-
Effect of change in tax rates	-	(931.9)	(1.3)
Expenses not deductible and other permanent differences	26.2	(4.7)	9.8
	(5.2)	(659.6)	10.2
Adjustments to tax in respect of previous periods:
Current tax	(35.3)	(14.7)	1.7
Deferred tax	24.5	1.2	(4.4)
	(10.8)	(13.5)	(2.7)

Total taxation	(16.0)	(673.1)	7.5